Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2014	$ 171
Losses deferred in accumulated other comprehensive income	1,214
Funded status of plan	(121)
Unfunded retirement plans	368
Total accumulated benefit obligation	4,782	5,010
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	978	4,763
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	887	4,504
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	464	3,947
Estimated future employer contributions in next fiscal year	145
Pension expense	228	173	145
Defined benefit pension plan, expected expense for 2014	155
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	249	(484)
Future benefit payments in 2014	189
Future benefit payments in 2015	198
Future benefit payments in 2016	208
Future benefit payments in 2017	217
Future benefit payments in 2018	226
Total future benefit payments over the five years 2019 through 2023	1,256
Discount rate	4.75%	4.00%	4.75%
Pension expense	183	120	92
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(370)	(334)
Future benefit payments in 2014	51
Future benefit payments in 2015	51
Future benefit payments in 2016	55
Future benefit payments in 2017	56
Future benefit payments in 2018	58
Total future benefit payments over the five years 2019 through 2023	341
Discount rate	4.20%	4.10%	5.20%
Pension expense	$ 45	$ 53	$ 53